Notes to the statement of financial position	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Notes to the statement of financial position
Notes to the statement of financial position
Goodwill and other intangible assets
Intangible assets developed as follows:

	In EUR k
Cost	Goodwill	Developed Technology and Patents	Customer Relationships	Trademarks	Other intangible assets	Total
As at January 1, 2016	48,512	55,900	64,571	17,200	40,387	226,570
Currency translation	—	—	233	—	1,037	1,270
Additions	—	—	—	—	2,672	2,672
Acquisition of a subsidiary	—	—	—	—	—	—
Disposals	—	—	—	—	(11)	(11)
As at December 31, 2016	48,512	55,900	64,804	17,200	44,085	230,501
As at January 1, 2017	48,512	55,900	64,804	17,200	44,085	230,501
Currency translation	—	—	(432)	—	(3,909)	(4,341)
Additions	—	390	—	—	632	1,022
Disposals	—	—	—	—	(66)	(66)
As at December 31, 2017	48,512	56,290	64,372	17,200	40,742	227,116

	In EUR k
Amortization	Goodwill	Developed Technology and Patents	Customer Relationships	Trademarks	Other intangible assets	Total
As at January 1, 2016	—	16,461	34,757	5,066	26,971	83,255
Currency translation	—	—	31	—	915	946
Amortization Expense	—	3,727	7,266	1,147	7,681	19,821
Impairment Segment Restructruing	—	—	—	—	(6)	(6)
Disposals	—	—	—	—	(11)	(11)
As at December 31, 2016	—	20,188	42,054	6,213	35,550	104,005
As at January 1, 2017	—	20,188	42,054	6,213	35,550	104,005
Currency translation	—	—	(25)	—	(3,194)	(3,219)
Amortization Expense	—	3,727	6,984	1,147	7,057	18,915
Disposals	—	—	—	—	(66)	(66)
As at December 31, 2017	—	23,915	49,013	7,360	39,347	119,635

	In EUR k
Net carrying value	Goodwill	Developed Technology and Patents	Customer Relationships	Trademarks	Other intangible assets	Total
As at December 31, 2016	48,512	35,712	22,750	10,987	8,535	126,496
As at December 31, 2017	48,512	32,375	15,359	9,840	1,395	107,481

Impairment testing of goodwill and intangible assets with indefinite lives
Goodwill acquired through business combinations has been allocated to the two groups of CGUs below for all periods presented, which are also operating and reportable segments for impairment testing:

•	Rubber

•	Specialties
Carrying amount of goodwill allocated to each of the groups of CGUs

•	Rubber EUR 27,547k as at December 31, 2017 and 2016

•	Specialties EUR 20,965k as at December 31, 2017 and 2016
The Group performs its annual impairment test in the fourth quarter based on September 30 actual results.
A comparison of each group of cash-generating units’ carrying amount with their recoverable amount did not result in impairment.

•	Rubber
The recoverable amount of the Rubber group of CGUs has been determined based on a value in use calculation using cash flow projections from financial budgets approved by senior management covering a five-year period. The post-tax discount rate applied to post-tax cash flow projections is 8.29% (2016: 8.4%) and cash flows beyond the five-year period are extrapolated using a 1.1% growth rate (2016: 1.15%). As a result of this analysis, there was no impairment charged against goodwill in 2017, 2016 or 2015.

•	Specialties
The recoverable amount of the Specialties group of CGUs has been determined based on a value in use calculation using cash flow projections from financial budgets approved by senior management covering a five-year period. The post-tax discount rate applied to the post-tax cash flow projections is 10.17% (2016: 8.47%). The growth rate used to extrapolate the cash flows of the unit beyond the five-year period is 1.1% (2016: 1.15%). As a result of this analysis, there was no impairment charged against goodwill in 2017, 2016 or 2015.
Key assumptions used in value in use calculations
The calculation of value in use for both Rubber and Specialties is most sensitive to the following assumptions:

•	EBITDA

•	Discount rates
EBITDA – the EBITDA applied are based on the projections from financial budgets approved by senior management covering a five-year period.
Discount rates - Discount rates represent the current market assessment of the risks specific to each group of CGUs, taking into consideration the time value of money and individual risks of the underlying assets that have not been incorporated in the cash flow estimates. The discount rate calculation is based on the specific circumstances of the Group and its operating segments and is derived from its weighted average cost of capital (WACC). The WACC takes into account both debt and equity and other factors derived from a peer group. The beta factors are evaluated annually based on publicly available market data.
Sensitivity to changes in assumptions
With regard to the assessment of the value in use of the groups of CGUs to which goodwill is allocated, management believes that no reasonably possible change in any of the key assumptions would cause the carrying value of the groups of CGUs to materially exceed their recoverable amounts.
Technology and patents (including capitalized development costs), customer relationships, trademarks and other intangible assets mainly include assets with a remaining useful lifetime of 2.5 years (customer relationships with historical cost totaling EUR 64,372k) and 9.5 years (know-how, production technologies and patents with historical cost totaling EUR 56,290k and trademarks with historical cost totaling EUR 17,200k).
Property, plant and equipment
Property, plant and equipment developed as follows:

	In EUR k
Cost	Land	Land rights and buildings	Plant and machinery	Other equipment, furniture and fixtures	Prepayments and constructions in progress	Total
As at January 1, 2016	42,076	80,850	429,726	18,581	32,942	604,175
Currency translation	802	4,225	14,094	364	1,023	20,508
Additions	220	978	33,015	2,440	21,112	57,765
Disposals	—	(281)	(2,410)	(224)	(550)	(3,465)
Reclassifications	270	(586)	22,116	699	(22,499)	—
As at December 31, 2016	43,368	85,186	496,541	21,860	32,028	678,983
As at January 1, 2017	43,368	85,186	496,541	21,860	32,028	678,983
Currency translation	(1,313)	(4,594)	(27,248)	(564)	(1,293)	(35,012)
Additions	6	2,167	57,190	1,665	26,037	87,065
Disposals	(104)	(721)	(8,567)	(2,006)	(179)	(11,577)
Reclassifications	149	615	15,775	1,271	(17,810)	—
As at December 31, 2017	42,106	82,653	533,691	22,226	38,783	719,459

	In EUR k
Depreciation	Land	Land rights and buildings	Plant and machinery	Other equipment, furniture and fixtures	Prepayments and constructions in progress	Total
As at January 1, 2016	—	22,026	184,408	11,885	—	218,319
Currency translation	—	1,312	5,415	217	—	6,944
Depreciation expense	—	4,622	51,346	2,496	—	58,464
Impairment Segment Restructuring	446	1,107	8,546	171	20	10,290
Disposals	—	(310)	(2,225)	(226)	—	(2,761)
As at December 31, 2016	446	28,757	247,490	14,543	20	291,256
As at January 1, 2017	446	28,757	247,490	14,543	20	291,256
Currency translation	—	(1,242)	(12,621)	(368)	—	(14,231)
Depreciation expense	—	5,776	59,122	2,969	—	67,867
Reversal of Impairment Segment Restructuring	—	—	(972)	—	—	(972)
Disposals	—	(353)	(7,444)	(1,996)	—	(9,793)
Reclassifications	—	(3)	20	(17)	—	—
As at December 31, 2017	446	32,935	285,595	15,131	20	334,127

	In EUR k
Carrying amount	Land	Land rights and buildings	Plant and machinery	Other equipment, furniture and fixtures	Prepayments and constructions in progress	Total
As at December 31, 2016	42,922	56,429	249,051	7,317	32,008	387,727
As at December 31, 2017	41,660	49,718	248,096	7,095	38,763	385,332

The expected remaining depreciation per useful life range of the existing assets as at December 31, 2017 is as follows:

	In EUR k
Depreciation per useful life range	0-5 years	6-10 years	11-20 years	21 years and beyond	Total
Land rights and buildings	20,307	12,930	10,906	5,575	49,718
Plant and machinery	169,884	62,859	15,353	—	248,096
Other equipment, furniture and fixtures	6,058	951	86	—	7,095
Trade receivables, other financial assets

	In EUR k
	As at Dec 31,
	2017			2016
	Total	Thereof current	Thereof non‑current	Total	Thereof current	Thereof non‑current
Trade receivables	195,341	195,341	—	190,503	190,503	—
Receivables from hedges/ derivatives	2,964	757	2,207	2,826	1,599	1,227
Loans	574	—	574	1,357	593	764
Miscellaneous financial assets	2,678	2,487	191	3,259	3,072	187
Other financial assets	6,216	3,244	2,972	7,442	5,264	2,178
Total	201,557	198,585	2,972	197,945	195,767	2,178

Cash and cash equivalents which are also financial assets are presented under note (7.6) Cash and cash equivalents.
(a)    Trade receivables
The aging of trade receivables is as follows:

	In EUR k
	As at Dec 31,
	2017	2016
Impaired receivables, net	4,353	2,497
Gross amount (before impairment losses and allowances)	8,706	9,773
Impairment provision (including allowances)	4,353	7,276
Unimpaired receivables	190,988	188,006
Not due	179,048	173,722
Past due by
Up to 3 months	11,476	13,888
3 to 6 months	394	150
6 to 9 months	37	70
9 to 12 months	4	53
More than 1 year	29	123
Total	195,341	190,503

See below for the movements in the provision for impairment of receivables:

	In EUR k
	2017	2016
As at January 1,	7,276	5,814
Addition	3,780	4,585
Utilization	(680)	(28)
Unused amounts reversed	(5,736)	(3,099)
Currency translation	(287)	4
As at December 31,	4,353	7,276

(b)    Receivables from derivatives/hedges
On August 28, 2014, September 2, 2014 and November 10, 2017 the Group acquired interest rate caps to hedge interest rate risk on current term loan financing (for more details, see note (9.3) Financial risk management). These interest rate caps were measured at fair value as at December 31, 2017 of EUR 2,207k (prior year: EUR 1,022k). In 2017 the Group has entered into commodity derivative agreements to hedge the impact of raw material price fluctuations on cost of sales for specific sales. As of December 31, 2017 commodity derivatives accounted for receivables from derivatives of EUR 198k (prior year: EUR 1,328k). EUR 559k of receivables from derivatives relates to the fair value of current foreign currency derivatives (prior year: EUR 271k) and fair value of combined interest rate and foreign currency derivatives. The amounts of EUR 559k and EUR 198k reflect the current portion, EUR 2,207k are non-current.
(c)    Loans
The loans are neither due nor impaired.
Inventories

	In EUR k
	As at Dec 31,
	2017	2016
Raw materials, consumables and supplies	53,487	54,694
Work in process	9	34
Finished goods and merchandise	79,360	59,623
Total	132,856	114,351

In the periods ending December 31, 2017, 2016 and 2015 EUR 2,446k, EUR 5,865k and EUR 3,021k, respectively, were recognized as an expense for damaged, obsolete and lost inventories.
In fiscal years 2017 and 2016, impairment losses were recognized on raw materials, consumables and supplies, merchandise and on finished goods. Impairment allowance on inventories as of December 31, 2017 and December 31, 2016 amounted to EUR 1,432k and EUR 4,208k, respectively, and developed as following:

	In EUR k
	2017	2016
As at January 1, 2017	4,208	3,399
Addition	1,432	4,175
Utilization	(3,528)	(3,283)
Release	(680)	(83)
As at December 31, 2017	1,432	4,208
Other assets

	In EUR k			In EUR k
	As at Dec 31,			As at Dec 31,
	2017			2016
	Total	Thereof current	There of non‑current	Total	Thereof current	There of non‑current
Miscellaneous other receivables	28,248	28,044	204	21,876	20,921	955
Prepaid expenses	4,206	1,172	3,034	2,967	1,064	1,903
Total	32,454	29,216	3,238	24,843	21,985	2,858

Miscellaneous other receivables in the financial year are mainly related to VAT (EUR 14,767k and EUR 8,338k as at December 31, 2017 and 2016, respectively), advance payments (EUR 4,550k and EUR 6,992k as at December 31, 2017 and 2016, respectively) and guarantee deposits (EUR 1,385k and EUR 1,658k as at December 31, 2017 and 2016, respectively).
Prepaid expenses mainly include other unamortized transaction costs of EUR 2,751k and EUR 1,422k as at December 31, 2017 and 2016, respectively (of which EUR 2,200k and EUR 871k, respectively, is non-current) incurred in connection with the revolving credit facility that has not been utilized by the respective reporting dates (see note (7.10)(b) Revolving credit facility for further information on transaction costs in connection with the refinancing on July 25, 2014).
Cash and cash equivalents
The cash and cash equivalents as of December 31, 2017 and 2016 of EUR 60,272k and EUR 73,907k, respectively, include bank balances and cash on hand of EUR 59,648k and EUR 73,895k and checks of EUR 624k and EUR 12k.
Equity
(a)    Subscribed capital
The Company’s fully paid-in subscribed capital as at December 31, 2017 amounted to EUR 59,635k, represented by 59,320,214 shares held in total by public shareholders, except for 314,912 shares held in treasury by Orion Engineered Carbons S.A.
Since July 28, 2014, the Company’s authorized unissued share capital is EUR 29,818k consisting of 29,817,500 common shares with no par value. During a period of five years the Board of Directors is authorized to issue common shares, to grant options to subscribe for common shares (see also (6.8) Share-based payments) and to issue any other instruments convertible into common shares within the limit of authorized capital.
(b)    Treasury Shares
On January 15, 2016, the Company adopted a share repurchase plan. The board of directors of the Company authorized the repurchase of up to US-Dollar 20 million worth of shares of Orion's issued and outstanding common shares.
The following table sets forth the numbers and average prices of the shares repurchased during the year ended December 31, 2016:

Period	Total Number of Shares Purchased	Average Price Paid per Share in US-Dollar	Maximum approximate Dollar Value of shares that may yet be purchased under the Program as of December 31, 2016
January 1, 2016 – January 31, 2016	104,438	$11.1647	$18,833,978
February 1, 2016 – February 29, 2016	199,874	$12.3170	$16,372,123
March 1, 2016 – March 31, 2016	10,600	$12.9293	$16,235,072
April 1, 2016 – December, 2016	—	$0.0000	$16,235,072
Total	314,912	$11.9555	$16,235,072

The Euro-equivalent of shares repurchased during the year 2016 is EUR 3,415k. The average share price paid per share in Euro was EUR 10.8441, applying the daily US-Dollar exchange rates as published by the European Central Bank. The term of the repurchase plan has expired.

(c)    Reserves
The capital reserves include the effects from the contribution in kind of EUR 196,357k in conjunction with the IPO. Furthermore, the equity–settled share–based payments at a total accumulated amount of EUR 12,252k, EUR 4,482k and EUR 907k are recognised in the capital reserve as of December 31, 2017, 2016 and 2015. Refer to note (6.8) Share based payments for further details of the plan.
In the year ended December 31, 2015, the Group paid interim cash dividends of EUR 0.67 per common share, equivalent to a total distribution of EUR 40m in quarterly installments of EUR 10m each, subsequently ratified in the annual general meeting in 2016.
In the year ended December 31, 2016, the Group paid interim cash dividends of EUR 0.67 per common share, equivalent to a total distribution of EUR 40m in quarterly installments of EUR 10m each, subsequently ratified in the annual general meeting in 2017.
In the year ended December 31, 2017, the Group paid interim cash dividends of EUR 0.67 per common share, equivalent to a total distribution of EUR 40m in quarterly installments of EUR 10m each.
The accumulated other reserves include gains and losses that are recognized directly in equity rather than in profit or loss. The reserve for hedges of a net investment in foreign operation includes net gains and losses from the change in the fair value of the effective portion of the hedge in investment in foreign operation. Refer to note (9.3) Financial risk management. The foreign currency translation reserve includes accumulated translation differences from consolidation of financial statements of our subsidiaries that have a foreign functional currency.
Pension provisions and post-retirement benefits
Provisions for pensions are established to cover benefit plans for retirement, disability and surviving dependents’ pensions. The benefit obligations vary depending on the legal, tax and economic circumstances in the various countries in which the Group companies operate. Generally, the level of benefit depends on the length of service and the remuneration.
In 2017, Germany accounted for approximately 89% (89% in 2016) of provisions for defined benefit pension obligations. There are also defined contribution pension plans in Germany and the United States for which our Group companies make regular contributions to off-balance sheet pension funds managed by third party insurance companies.
In South Korea, the company’s pension plan provides, at the option of employees for either defined benefit or defined contribution benefits. Plan assets relating to this plan reduce pension provision disclosed.
In 2017 and 2016, pension provisions developed as follows:

	In EUR k
	2017	2016
At the beginning of the period	54,736	44,994
Actuarial (gain)/ loss	(593)	10,574
Net pension expense	2,178	243
Net (contribution)/return into/from plan assets	450	(880)
Net benefits paid	(2,137)	(827)
Exchange difference	(110)	632
Pension provisions at the end of the period	54,524	54,736

The weighted averages in the table below were used in the actuarial valuation of the assumptions underlying the obligations:

Assumptions	As at Dec 31,
	2017	2016
Discount rate	1.90%	1.90%
Mortality	Heubeck Richttafeln 2005G	Heubeck Richttafeln 2005G
Future pension increase	1.5%	1.5%

A quantitative sensitivity analysis for the significant assumptions as at December 31, 2017 is shown below:

	In EUR k
	As at Dec 31,
	2017
	Discount Rate		Pension Trend		Mortality
Sensitivity level	1.40%	2.40%	1.00%	2.00%	+ 2 Years
Impact on defined benefit obligation	(5,515)	4,751	7,179	(7,931)	(3,444)
A quantitative sensitivity analysis for the significant assumptions as at December 31, 2016 is shown below:

	In EUR k
	As at Dec 31,
	2016
	Discount Rate		Pension Trend		Mortality
Sensitivity level	1.40%	2.40%	1.00%	2.00%	+ 2 Years
Impact on defined benefit obligation	(5,708)	4,896	6,954	(7,715)	(3,435)

The present value of the defined benefit obligation developed as follows:

	In EUR k
	2017	2016
Present value of defined benefit obligation at the beginning of the period	61,379	50,589
Actuarial (gain)/ loss	(661)	10,544
Current service cost	684	712
Interest cost	1,525	1,541
Benefits paid	(2,137)	(827)
Other adjustments	128	(1,874)
Currency translation	(162)	694
Present value of defined benefit obligation at the end of the period	60,756	61,379

Based on the weighted Macaulay method the defined benefit obligation has maturity respectively duration of 21.2 (prior year: 21.9 years).
The fair value of plan assets developed as follows:

	In EUR k
	2017	2016
Fair value of plan assets at the beginning of the period	6,643	5,595
Expected return on plan assets	159	136
Employer contributions	888	1,006
Employee contributions	—	50
Actuarial gain/(loss)	(68)	(30)
Benefits paid	(1,338)	(176)
Currency translation	(52)	62
Fair value of plan assets	6,232	6,643

The plan assets are held by Orion Engineered Carbons Co. Ltd. Korea, Bupyeong-gu, South Korea, and relate to qualifying insurance policies. These insurance policies do not have a quoted market price. The actual return on plan assets amounted to EUR 91k and EUR 106k for the years ended December 31, 2017 and 2016, respectively.
Financing as at December 31, 2017 and 2016 was as follows:

	In EUR k
	As at Dec 31,
	2017	2016
Defined benefit obligation	60,756	61,379
Fair value of plan assets	(6,232)	(6,643)
Pension provision	54,524	54,736

The total pension expense for continuing operations breaks down as follows:

	In EUR k
	2017	2016	2015
Current service cost	684	712	762
Interest expense	1,525	1,541	1,485
Return on plan assets	(159)	(136)	(160)
Past service cost/(income) and other adjustments	128	(1,874)	(1,247)
Net pension expense/(income)	2,178	243	840

Effective at the end of 2013, all defined benefit plans in Germany were modified to close access to new participants and freeze benefits accrued under these plans at December 31, 2013 levels. Interest expense on the frozen obligation relating to these plans will continue to accrue. Due to minor contractual amendments (either individually or collectively) OEC benefited in terms of past service costs. In addition one program during the year ended December 31, 2016 ceased due to the closure of our Ambès (France) plant.
The interest cost and return on plan assets is shown in the finance result, see note (6.5) Finance income and costs. The other amounts are recorded as personnel expenses (pension expenses) in the functional areas. The expected pension contributions for 2018 amount to EUR 1,667k. The weighted average term of the pension obligation is 21.2 years (prior year: 21.9 years).
The Group paid EUR 11,333k, EUR 11,522k and 11,091k for the years ended December 31, 2017, 2016 and 2015 for state defined contribution pension schemes (statutory pension insurance) in Germany and other countries. This amount is also recognized as personnel expenses (social security costs).
Other provisions

	In EUR k			In EUR k
	As at Dec 31,
	2017			2016
	Total	Thereof current	Thereof non-current	Total	Thereof current	Thereof non-current
Personnel provisions	31,804	23,805	7,999	34,195	24,628	9,567
Provisions for sales and procurement	2,822	2,822	—	2,749	2,749	—
Provisions for environmental protection measures	1,640	431	1,209	1,686	507	1,179
Provisions for restoration	1,918	—	1,918	3,001	—	3,001
Restructuring provision related to Rubber footprint	7,268	7,268	—	15,819	15,819	—
Other provisions	15,262	15,262	—	16,353	16,353	—
Total	60,714	49,588	11,126	73,803	60,056	13,747

Personnel provisions are recognized for a number of different contingencies. These include management bonuses and variable compensation, statutory phased retirement arrangements and other company early retirement agreements, accrued vacation and other outstanding overtime obligations. The majority of the provisions will be utilized within five years.
Provisions for sales and procurement mainly relate to guarantee obligations, outstanding sales commissions, price reductions such as discounts and bonuses, purchased goods and services not yet invoiced. All the provisions will be utilized within the subsequent year.
Provisions for restoration and environmental protection measures are mandatory due to agreements, laws and requirements imposed by authorities. They include soil treatment, water protection, landfill restoration and soil decontamination obligations. The majority of these provisions will be utilized on a long-term basis after more than five years.
Provisions related to Rubber footprint restructuring include severances, demolition, site remediation and securing expenses, as further described in notes (6.4) Restructuring expenses .
The provision for other obligations relates to product liability and patent, tax, anti-trust, legal and advisory services and similar accrued obligations.
The Company does not anticipate any reimbursements related to the provisions recorded.
Other provisions as at December 31, 2017 and 2016 developed as follows:

	In EUR k
	Personnel provisions	Provisions for sales and procure-ment	Provisions for environ- mental protection measures	Provisions for restoration	Restructuring provision related to Rubber footprint	Other provisions	Total
As at Dec 31, 2016	34,195	2,749	1,686	3,001	15,819	16,353	73,803
Currency translation	(1,078)	(125)	5	(393)	—	(743)	(2,334)
Additions	21,250	2,799	122	—	2,000	7,615	33,786
Utilization	(22,405)	(2,597)	(255)	(730)	(10,551)	(6,897)	(43,435)
Reversals	(248)	(4)	(1)	—	—	(1,066)	(1,319)
Unwinding of the discount/change in interest rate	90	—	83	40	—	—	213
As at Dec 31, 2017	31,804	2,822	1,640	1,918	7,268	15,262	60,714

	In EUR k
	Personnel provisions	Provisions for sales and procure-ment	Provisions for environ-mental protection measures	Provisions for restoration	Restructuring provision related to Rubber footprint	Other provisions	Total
As at Dec 31, 2015	35,579	2,670	1,691	3,070	—	10,503	53,513
Currency translation	245	94	(3)	101	—	883	1,320
Additions	21,695	2,803	98	159	15,960	12,476	53,191
Utilization	(23,329)	(2,761)	(100)	(329)	(141)	(6,988)	(33,648)
Reversals	(133)	(57)	—	—	—	(521)	(711)
Unwinding of the discount/change in interest rate	138	—	—	—	—	—	138
As at Dec 31, 2016	34,195	2,749	1,686	3,001	15,819	16,353	73,803
Trade payables, other financial liabilities

	In EUR k
	As at Dec 31,
	2017			2016
	Total	Thereof current	Thereof non-current	Total	Thereof current	Thereof non-current
Term Loan	558,569	5,007	553,562	618,059	4,526	613,533
Local bank loans	10,433	15	10,418	—	—	—
Liabilities from derivatives	4,330	774	3,556	863	863	—
Other financial liabilities	97	52	45	202	76	126
Total financial liabilities	573,429	5,848	567,581	619,124	5,465	613,659

Trade payables	141,436	141,436	—	122,913	122,913	—

Total	714,865	147,284	567,581	742,037	128,378	613,659

(a)    Term Loans
On July 25, 2014, Orion entered into a refinancing of its indebtedness. Orion entered into its current EUR-equivalent 665m credit facility term loan (term loan liability denominated in USD: 358m, term loan liability denominated in EUR: 399m) with an original maturity date of July 25, 2021 (the “Term Loans”). Interest is calculated based on 3-M-EURIBOR (for EUR denominated loan), or 3-M-USD-LIBOR (for USD denominated loan) plus a 3.75%-4.00% margin (depending on leverage ratio). For both EURIBOR and USD-LIBOR a floor of 1.0% applied. At least 1% of the principal amount is required to be repaid per annum; Orion may make additional voluntary repayments. On December 30, 2015, a voluntary repayment of EUR 25.0 million and USD 27.0 million was made. Further debt repayments of EUR 20.0 million and USD 22.0 million were made on January 29, 2016 and July 15, 2016 as well as EUR 11.0 million and USD 9.0 million were made on January 23, 2017.
On September 30, 2016 the Company signed an amendment to the credit agreement, dated as of July 25, to reprice its EUR- and USD- denominated outstanding term loans. The repricing resulted in a 100 basis point reduction to interest, from the previous annual interest rate of 4.75% (3.75% margin plus floor of 1.00%) to an annual interest rate of 3.75% (3.00% margin plus floor of 0.75%), and it reduced Orion’s annual cost of debt by approximately €6.2 million. Other provisions of this credit agreement remained unchanged.
On May 5, 2017, the Company signed another amendment to the credit agreement, dated as of July 25, 2014 to reprice its EUR- and USD- denominated outstanding term loans. The repricing resulted in a 100 basis point reduction to interest for the EUR denominated loan, from the previous annual interest rate of currently 3.75% (3.00% margin plus 3-M-EURIBOR (minimum floor of 0.75%) to an annual interest rate of currently 2.75% (2.75% margin plus 3-M-EURIBOR (minimum floor of 0.00%)), and in a 50 basis points reduction to interest for the USD denominated loan, from the previous annual interest rate of 3.00% margin plus 3-M-USD-LIBOR (minimum floor of 0.75%)) to an annual interest rate of 2.50% margin plus 3-M-USD-LIBOR (minimum floor of 0.00%). It reduced Orion’s annual cost of debt by approximately EUR 4.7 million. Other provisions of this credit agreement remained unchanged.
On November 7, 2017, the company signed an additional amendment to the credit agreement, dated as of July 25, 2014 to reprice its EUR denominated outstanding term loan, and to extend the term of the Term Loans. The repricing resulted in a 25 basis points reduction to interest for the EUR denominated loan, from the previous annual interest rate of currently 2.75% margin plus 3-M-EURIBOR (minimum floor of 0.00%) to an annual interest rate of currently 2.50% margin plus 3-M-EURIBOR (minimum floor of 0.00%). It reduced Orion’s annual cost of debt by approximately EUR 0.8 million. The term extension resulted in a new maturity date of July 25, 2024 (previously July 25, 2021). Other provisions of this credit agreement remained unchanged.
Transaction costs incurred directly in connection with the incurrence of the Euro and U.S. Dollar denominated term loans, thereby reducing their carrying amount, are amortized as finance costs over the term of the loans. The transaction costs incurred upon issuance of the Term Loans in 2014 amount to EUR 19,277k. In connection with the repricing described above further transaction costs of EUR 2,916k in 2017 and EUR 1,878k in 2016 were incurred and capitalized. In 2017, an amount of EUR 3,110k related to capitalized transaction costs was amortized and recognized as finance costs in this regard (prior year: EUR 2,547k). In addition an amount of EUR 389k was amortized as finance costs due to the voluntary redemption in the first quarter of 2017 (prior year: EUR 712k).
The carrying value as at December 31, 2017 includes the nominal amount of the Term Loans plus accrued unpaid interest less deferred transaction costs of EUR 11,959k (December 31, 2016: EUR 12,522k).
(b)    Revolving credit facility
To generally safeguard the Company’s liquidity, the Company has entered into revolving credit facilities (“RCF”).
As part of the refinancing, on July 25, 2014 the then-existing revolving facility was replaced by a EUR 115m multicurrency revolving credit facility with an original maturity date July 25, 2019. Interest is calculated based on EURIBOR (for EUR drawings), and USD-LIBOR (for USD drawings) plus 2.5%-3.0% margin (depending on leverage ratio). The RCF has not been drawn. Transaction costs in the amount of EUR 2,752k originally incurred in connection with the RCF are also recorded as deferred expenses and are amortized as finance costs on a straight-line basis over the term of the facility (until July 25, 2019).
The amendment to the Credit Agreement entered into on May 5, 2017 (i) reduces the commitment fee paid on the unused commitments from 40% of the Applicable Rate (as defined in the Credit Agreement) to 35% of the Applicable Rate, (ii) extends the maturity date for the revolving credit facility to April 25, 2021 and (iii) increases the aggregate amount of revolving credit commitments to €175 million. All other terms of the Credit Agreement remained unchanged.
Additional Transaction costs in conjunction with the RCF in the amount of EUR 1,952k incurred in connection with the Amendment to the Credit Agreement are also recorded as deferred expenses and are amortized as finance costs on a straight-line basis over the term of the facility (until April 25, 2021).
During 2017, transaction costs of EUR 624k were amortized (prior year: EUR 551k). Unamortized transaction costs that were incurred in conjunction with the RCF in July 2014 and the Amendment on May 30, 2017, amount to EUR 2,751k as at December 31, 2017 and EUR 1,422k as at December 31, 2016.
(c)    Liabilities from derivatives/hedges
On November 14, 2017 the Group acquired floored forward interest rate swaps to hedge interest rate risk on current term loan financing (for more details, see note (9.3) Financial risk management).
(d)    Local bank loans
On August 10, 2017, OEC Co. Ltd. in Korea has closed a term loan facility with Hana Bank with an amount of KRW 24 billion and a term of three years to finance the consolidation of our two plants in Korea. The loan is collateralized by real estate and machinery of our plant in Bupyong. As of December 31, 2017 the loan is drawn with an amount of EUR 10,418k.
Deferred and current taxes

Deferred tax assets	In EUR k
	As at Dec 31,
	2017	2016
Assets
Intangible assets	1,004	1,062
Property, plant and equipment	1,928	2,796
Financial assets	6,094	18,773
Inventories	1,825	2,577
Receivables, other assets	2,320	1,999
Liabilities
Provisions	16,710	18,542
Liabilities	21,939	39,106
Other
Loss carryforwards	15,807	20,593
Total deferred tax assets	67,627	105,448
Netting with deferred tax liabilities	(31,318)	(44,493)
Deferred tax assets (net)	36,309	60,955

Deferred tax liability	In EUR k
	As at Dec 31,
	2017	2016
Assets
Intangible assets	684	1,198
Property, plant and equipment	27,336	45,858
Financial assets	5,527	20,233
Receivables, other assets	11,321	14,795
Liabilities
Provisions	5,677	5,129
Liabilities	1,719	1,837
Total deferred tax liabilities	52,264	89,050
Netting with deferred tax assets	(31,318)	(44,493)
Deferred tax liabilities (net)	20,946	44,557
Net deferred tax	(15,363)	(16,398)

Management assesses the recoverability of deferred tax assets. The assessment depends on future taxable profits being generated during the periods in which tax measurement differences reverse and tax loss carryforwards can be claimed. Orion expects that sufficient taxable income will be available to recover deferred tax assets due to the tax group in place.
As of December 31, 2017 and 2016, certain loss carryforwards were subject to restrictions with respect to the offsetting of losses. No deferred tax assets were recorded on these loss carryforwards if it is not likely that they will be used by future taxable income.
The following tax loss and interest carryforwards were recognized as at December 31, 2017 and 2016 (gross amounts):

	In EUR k
	As at Dec 31,
	2017	2016
Corporate income tax loss carryforwards	95,515	86,384
Trade tax loss carryforwards	—	40,370
Total	95,515	126,754
No deferred tax assets were recognized for the following items (gross amounts):

	In EUR k
	As at Dec 31,
	2017	2016
Deductible temporary differences	28,366	28,449
Corporate income tax loss carryforwards	104,772	154,009
Trade tax loss carryforwards	213	2,353
Interest carryforwards for tax purposes	20,535	17,771
Total	153,886	202,582

The tax loss carryforwards for which no deferred tax assets were recorded and which do not expire amount to EUR 92,222k (prior year: EUR 149,826k). EUR 3,514k (prior year: EUR 5,878k) expires within 1 to 5 years.
EUR 9,250k (prior year: EUR 658k) expires later than 5 years.
No deferred taxes were recognized on a taxable temporary difference of EUR 14,873k (prior year: EUR 21,263k) in connection with subsidiaries (IAS 12.39).
Deferred tax liabilities in the USA were reduced by EUR 7,354k, deferred tax assets were reduced by EUR 358k and taxes within other comprehensive income were reduced by EUR 420k mainly reflecting the changes following the U.S. tax reform and the future corporate tax rate of 21%.